SHARE PURCHASE WARRANTS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [Abstract]
Disclosure of warrant activity [Table Text Block]
	Number of warrants	Weighted average exercise price $

Balance, December 31, 2023	232,936	0.40
Issued	167,785	4.09
Exercised	(134,105)	0.40
Balance, December 31, 2024	266,616	2.72
Issued	138,888	12.60
Exercised	(40,437)	0.40
Expired	(58,394)	0.40
Balance, December 31, 2025	306,673	7.94

Disclosure of warrants outstanding and exercisable [Table Text Block]
Number of warrants outstanding	Exercise price $	Expiry date

167,785	4.09	December 19, 2029
138,888	12.60	July 11, 2030

306,673